Supplemental Guarantor Information (Details 2) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Net income	$ 7,118	$ 12,907	$ 62,277	$ 53,846	$ 72,607
Other comprehensive income (loss):
Foreign currency translation adjustment	(2,469)	(3,189)	(14,003)	(7,175)	(4,401)
Unrealized gain (loss) due to change in fair value of derivatives, net of tax	0	(35)	(138)	972	1,399
Total other comprehensive income (loss), net of tax	(2,469)	(3,224)	(14,141)	(6,203)	(3,002)
Comprehensive income	4,649	9,683	48,136	47,643	69,605
Parent Company [Member]
Net income	7,118	12,907	62,277	53,846	72,607
Other comprehensive income (loss):
Foreign currency translation adjustment	(2,469)	(3,189)	(14,003)	(7,175)	(4,401)
Unrealized gain (loss) due to change in fair value of derivatives, net of tax		(35)	(138)	972	1,399
Total other comprehensive income (loss), net of tax	(2,469)	(3,224)	(14,141)	(6,203)	(3,002)
Comprehensive income	4,649	9,683	48,136	47,643	69,605
Guarantor Subsidiaries [Member]
Net income	26,119	13,134	60,789	49,993	66,543
Other comprehensive income (loss):
Foreign currency translation adjustment	0	0	0	0	0
Unrealized gain (loss) due to change in fair value of derivatives, net of tax		0	0	0	0
Total other comprehensive income (loss), net of tax	0	0	0	0	0
Comprehensive income	26,119	13,134	60,789	49,993	66,543
Non-Guarantor Subsidiaries [Member]
Net income	540	510	2,999	1,162	3,220
Other comprehensive income (loss):
Foreign currency translation adjustment	(2,469)	(3,189)	(14,003)	(7,175)	(4,401)
Unrealized gain (loss) due to change in fair value of derivatives, net of tax		0	0	0	0
Total other comprehensive income (loss), net of tax	(2,469)	(3,189)	(14,003)	(7,175)	(4,401)
Comprehensive income	(1,929)	(2,679)	(11,004)	(6,013)	(1,181)
Eliminations and Other [Member]
Net income	(26,659)	(13,644)	(63,788)	(51,155)	(69,763)
Other comprehensive income (loss):
Foreign currency translation adjustment	2,469	3,189	14,003	7,175	4,401
Unrealized gain (loss) due to change in fair value of derivatives, net of tax		0	0	0	0
Total other comprehensive income (loss), net of tax	2,469	3,189	14,003	7,175	4,401
Comprehensive income	$ (24,190)	$ (10,456)	$ (49,785)	$ (43,980)	$ (65,362)